Fair Value Measurement - Schedule of Key Assumptions Used in Valuation of Derivative Liabilities (Details) - Derivative Liabilities	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Exit period	Dec. 31, 2019	Dec. 31, 2019
Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Exit period	Jun. 30, 2020	Dec. 31, 2020
Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Measurement input	92	77